Intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Intangible assets

11. Intangible assets

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Cost
Beginning of financial year	4,349,839	2,961,256
Additions - internal development	653,849	1,388,583
End of financial period and year	5,003,688	4,349,839

Accumulated amortisation
Beginning of financial year	1,968,374	1,115,344
Amortization	559,340	853,030
End of financial period and year	2,527,714	1,968,374

Net book value
End of financial period and year	2,475,974	2,381,465

11. Intangible assets, net

	2023	2022
	US$	US$
Cost
Beginning of financial year	2,961,256	1,950,063
Additions - internal development	1,388,583	1,011,193
End of financial year	4,349,839	2,961,256

Accumulated amortisation
Beginning of financial year	1,115,344	476,495
Amortization	853,030	638,849
End of financial year	1,968,374	1,115,344

Net book value
End of financial year	2,381,465	1,845,912